U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

April 26, 2012

FILED VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549-1004

Re:	Rochdale Investment Trust (the “Trust”)

File Nos. 333-47415 and 811-08685
Rochdale Large Growth Portfolio (S000005948)
Rochdale Large Value Portfolio (S000005949)
Rochdale Dividend & Income Portfolio (S000005953)
Rochdale Intermediate Fixed Income Portfolio (S000005954)
Rochdale Fixed Income Opportunities Portfolio (S000025813)
Rochdale Emerging Markets Portfolio (S000032471)

Dear Sir or Madam:

On behalf of the Trust and pursuant to paragraph (e) of Rule 497 of the Securities Act of 1933, attached herewith for filing please find a supplement to the Trust’s Prospectus and Statement of Additional Information dated April 13, 2012, as amended, and filed as part of Post-Effective Amendment No. 37 to the Trust’s Registration Statement on March 20, 2012.  The purpose of this supplement is to announce the pending acquisition of Rochdale Investment Management, LLC, the investment adviser for each of the Trust’s series, and RIM Securities, LLC, the Trust’s principal underwriter, by City National Bank.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6121.

Sincerely,

/s/ Angela L. Pingel

Angela L. Pingel, Esq.
for U.S. Bancorp Fund Services, LLC